CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) $ in Millions	Jan. 01, 2018 USD ($)
Equity	$ 5,789
Opening balance adjustments
Equity	(275)	[1]
Opening balance adjustments | Subsidiaries
Equity	$ 10	[1]

[1]	See Note 2 (ae) for additional information on adoption of new accounting standards. This balance also includes a change in accounting policy recorded at an operating subsidiary of $10 million, which did not have a significant impact on the partnership's operating results.